Common Stock	11 Months Ended
Apr. 30, 2015
Common Stock [Abstract]
Common Stock

13.    Common Stock

As of April 30, 2015 and May 31, 2014, there were 1,000 shares of Infor, Inc. common stock authorized, issued and outstanding, each with a par value of $0.01 per share. As of April 30, 2015, based on investments in Infor Enterprise held by investment funds affiliated with our sponsors, Golden Gate Capital and Summit Partners, Golden Gate Capital and Summit Partners have voting control of the Company equal to approximately 78.3% and 21.4%, respectively.